Geographic information (Tables)	12 Months Ended
Dec. 31, 2025
Geographic Information
Schedule of revenue by geographic area

	2023	2024	2025

Total Revenue
The PRC	10,410,574	10,533,327	10,238,018
Indonesia	1,885,586	1,887,770	2,039,063
Philippines	251,719	639,510	1,192,287
Others	(434)	5,217	100,115
	12,547,445	13,065,824	13,569,483